SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
SEGMENT INFORMATION
Schedule of information regarding operations by segment

Information regarding operations by segment for the three-month period ended June 30, 2025 is as follows:

	Therapeutic DNA	DNA Tagging and
	Production	Security Products	Consolidated
Revenues:
Product revenues	$160,999	$34,263	$195,262
Service revenues	52,070	57,061	109,131
Less intersegment revenues	—	—	—
Total revenues	$213,069	$91,324	$304,393

Gross profit	$41,528	$(36,398)	$5,130

Segment operating expenses
Selling, general and administrative	$1,074,583	$119,770	$1,194,353
Research and development	705,053	(42,909)	662,144
Total segment operating expenses	$1,779,636	$76,861	$1,856,497
Loss from segment operations (a)	$(1,738,108)	$(113,259)	$(1,851,367)

Information regarding operations by segment for the three-month period ended June 30, 2024 is as follows:

	Therapeutic DNA	MDx Testing	DNA Tagging and
	Production	Services and Kits	Security Products	Consolidated
Revenues:
Product revenues	$218,858	$—	$27,786	$246,644
Service revenues	59,901	—	166,244	226,145
Clinical laboratory service revenues	—	325,930	—	325,930
Less intersegment revenues	—	(1,200)	—	(1,200)
Total revenues	278,759	324,730	194,030	797,519

Gross profit	194,341	(12,260)	63,151	245,232

Segment operating expenses
Selling, general and administrative	$852,919	$165,983	$604,955	$1,623,857
Research and development	660,515	52,917	152,149	865,581
Total segment operating expenses	$1,513,434	$218,900	$757,104	$2,489,438
Loss from segment operations (a)	$(1,319,093)	$(231,160)	$(693,953)	$(2,244,206)

Information regarding operations by segment for the nine-month period ended June 30, 2025 is as follows:

	Therapeutic DNA	DNA Tagging and
	Production	Security Products	Consolidated
Revenues:
Product revenues	$668,407	$571,340	$1,239,747
Service revenues	159,312	538,447	697,759
Clinical laboratory service revenues	—	—	—
Less intersegment revenues	—	—	—
Total revenues	$827,719	$1,109,787	$1,937,506

Gross profit	$428,187	$578,700	$1,006,887

Segment operating expenses
Selling, general and administrative	$2,931,352	$1,155,551	$4,086,903
Research and development	2,146,426	138,293	2,284,719
Total segment operating expenses	$5,077,778	$1,293,844	$6,371,622
(Loss) income from segment operations (a)	$(4,649,591)	$(715,144)	$(5,364,735)

Information regarding operations by segment for the nine-month period ended June 30, 2024 is as follows:

	Therapeutic DNA	MDx Testing	DNA Tagging and
	Production	Services and Kits	Security Products	Consolidated
Revenues:
Product revenues	$477,010	$—	$470,076	$947,086
Service revenues	202,635	—	476,142	678,777
Clinical laboratory service revenues	—	1,004,250	—	1,004,250
Less intersegment revenues	—	(11,800)	—	(11,800)
Total revenues	$679,645	$992,450	$946,218	$2,618,313

Gross profit	$462,464	$(56,703)	$366,219	$771,980

Segment operating expenses
Selling, general and administrative	$2,371,501	$771,499	$1,758,312	$4,901,312
Research and development	1,834,551	198,061	586,215	2,618,827
Total segment operating expenses	$4,206,052	$969,560	$2,344,527	$7,520,139
(Loss) income from segment operations (a)	$(3,743,588)	$(1,026,263)	$(1,978,308)	$(6,748,159)
(a)	Segment operating loss consists of net sales, less cost of sales, specifically identifiable research and development, and selling, general and administrative expenses.

Information regarding operations by segment for the twelve- month period ended September 30, 2024 is as follows:

	Therapeutic DNA	MDx Testing	DNA Tagging and
	Production	Services	Security Products	Consolidated
Revenues:
Product revenues	$560,000	$—	$514,813	$1,074,813
Service revenues	335,354	—	703,323	1,038,677
Clinical laboratory service revenues	—	1,330,850	—	1,330,850
Less intersegment revenues	—	(12,920)	—	(12,920)
Total revenues	$895,354	$1,317,930	$1,218,136	$3,431,420

Gross profit	$678,166	$(49,830)	$388,543	$1,016,879
(Loss) income from segment operations (a)	$(4,789,268)	$(1,489,220)	$(2,551,983)	$(8,830,471)

Information regarding operations by segment for the twelve- month period ended September 30, 2023 is as follows:

	Therapeutic DNA	MDx Testing	DNA Tagging and
	Production	Services	Security Products	Consolidated
Revenues:
Product revenues	$560,000	$—	$658,185	$1,218,185
Service revenues	506,285	—	490,581	996,866
Clinical laboratory service revenues	—	11,253,312	—	11,253,312
Less intersegment revenues	—	(100,920)	—	(100,920)
Total revenues	$1,066,285	$11,152,392	$1,148,766	$13,367,443

Gross profit	$748,940	$4,409,186	$375,306	$5,533,432
(Loss) income from segment operations (a)	$(3,792,871)	$1,206,652	$(3,550,794)	$(6,137,013)

Schedule of reconciliation of segment loss from operations to corporate (loss) income

Reconciliation of loss from segment operations to Corporate (loss) income for the three-month periods ended June 30, 2025 and 2024 is as follows:

	June 30,
	2025	2024
Loss from operations of reportable segments	$(1,851,367)	$(2,244,206)
General corporate expenses (b)	(1,842,693)	(1,102,485)
Interest income	40,267	36,295
Unrealized gain on change in fair value of warrants classified as a liability	6,410	5,160,000
Net loss from discontinued operations	(336,195)	—
Other (expense) income, net	(531)	(103)
Consolidated net (loss) income	$(3,984,109)	$1,849,501

Reconciliation of loss from segment operations to Corporate loss for the nine-month periods ended June 30, 2025 and 2024 is as follows:

	June 30,
	2025	2024
Loss from operations of reportable segments	$(5,364,735)	$(6,748,159)
General corporate expenses (b)	(4,684,821)	(4,005,351)
Interest income	168,672	84,972
Unrealized gain on change in fair value of warrants classified as a liability	318,840	9,564,000
Unrealized loss on change in fair value of warrants classified as a liability - warrant modification	—	(394,000)
Transaction costs allocated to warrant liabilities	—	(633,198)
Loss on issuance of warrants	—	(1,633,767)
Other (expense) income, net	(23,778)	(9,060)
Net loss from discontinued operations	(403,120)	—
Consolidated net loss	$(9,988,942)	$(3,774,563)
(b)	General corporate expenses consist of selling, general and administrative expenses that are not specifically identifiable to a segment.

	September 30,
	2024	2023
Loss from operations of reportable segments	$(8,830,471)	$(6,137,013)
General corporate expenses (b)	(5,194,294)	(4,816,277)
Interest income	176,301	75,332
Unrealized gain on change in fair value of warrants classified as a liability	9,430,000	—
Unrealized loss on change in fair value of warrants classified as a liability - warrant modification	(394,000)	—
Transaction costs allocated to registered direct offering	(633,198)	854,400
Transaction costs allocated to warrant liabilities	—	—
Loss on issuance of warrants	(1,633,767)	—
Other income (expense), net	(8,877)	$642
Consolidated loss before provision for income taxes	$(7,088,306)	$(10,022,916)
(a)	Segment operating loss consists of net sales less cost of sales, specifically identifiable research and development, and selling, general and administrative expenses.
(b)	General corporate expenses consists of Selling, general and administrative expenses that are not specifically identifiable to a segment.